EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$104,297	$93,433
Service cost	10,698	10,198
Interest cost	5,639	4,649
Actuarial (gain) loss	6,004	3,460
Benefits paid, excluding settlement	(9,239)	(7,443)
Benefit obligation at end of year	117,399	104,297

Change in plan assets
Fair value of plan assets at beginning of year	150,154	144,540
Actual return on plan assets	20,610	13,057
Benefits paid, excluding settlement	(9,239)	(7,443)
Fair value of plan assets at end of year	161,525	150,154

Amounts recognized in the Consolidated Balance Sheets
Assets	44,126	45,857
Liabilities	0	0
Net amount recognized	$44,126	$45,857

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$32,611	$39,641
Net prior service cost	2	12
Deferred tax assets	(7,544)	(9,173)
Net amount recognized	$25,069	$30,480

Change in accumulated other comprehensive income (loss)	$(5,411)	$(637)

Accumulated benefit obligation	$117,247	$104,047

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2025	2024	2023
Service cost	$10,698	$10,198	$9,291
Interest cost	5,639	4,649	4,279
Expected return on assets	(10,143)	(10,555)	(10,802)
Amortization of prior service cost (credit)	10	10	10
Recognized net actuarial loss	2,568	1,776	737
Net periodic benefit (income) cost	8,772	6,078	3,515

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(4,462)	958	(432)
Prior service cost	0	0	0
Amortization of prior service cost (credit)	(10)	(10)	(10)
Amortization of gain	(2,568)	(1,776)	(737)
Total recognized in accumulated other comprehensive income (loss)	(7,040)	(828)	(1,179)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$1,732	$5,250	$2,336

Defined Benefit Plan, Assumptions [Table Text Block]
The pension plan assumptions are shown in the table that follows:

	December 31,
	2025	2024	2023
Benefit obligations
Discount rate	5.48%	5.69%	5.18%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	5.34%	5.49%	4.93%

Net periodic benefit cost
Discount rate	5.69%	5.18%	5.50%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	5.49%	4.93%	5.20%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2025 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$254	$254	$0	$0
U.S. Government agencies	2,713	0	2,713	0
Fixed income mutual funds	69,862	69,862	0	0
Equity mutual funds	74,589	74,589	0	0
Total assets in fair value hierarchy	147,418	144,705	2,713	0
Collective trusts	14,107	0	0	0
Investments at fair value	$161,525	$144,705	$2,713	$0
The fair value of the plan assets as of December 31, 2024 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$245	$245	$0	$0
U. S. Government agencies	4,110	0	4,110	0
Fixed income mutual funds	65,139	65,139	0	0
Equity mutual funds	65,212	65,212	0	0
Total assets in fair value hierarchy	134,706	130,596	4,110	0
Collective trusts	15,448	0	0	0
Investments at fair value	$150,154	$130,596	$4,110	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2026	$7,491
2027	8,690
2028	7,860
2029	10,564
2030	9,419
Thereafter	58,292